MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2018
MAJOR CUSTOMERS
MAJOR CUSTOMERS

23   MAJOR CUSTOMERS

During the year ended December 31, 2016, the Company had two contracting customers, which generated over 10% of the Company's total revenues or RMB169,052 and RMB153,863, respectively. During the year ended December 31, 2017, the Company had three contracting customers, which generated over 10% of the Company’s total revenues or RMB318,359,  RMB166,384 and RMB163,719, respectively. During the year ended December 31, 2018, the Company had three contracting customers, which generated over 10% of the Company's total revenues or RMB563,698,  RMB490,523 and RMB376,881, respectively.